Digital assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Digital Assets [Abstract]
Digital assets

7.	Digital assets
Digital assets represent investments in cryptocurrencies which the Company expects to hold for the foreseeable future. The following table summarizes the Company’s digital assets as at December 31, 2021:

	Quantities	Average cost per unit	Fair value per unit	Total fair value ($000s)	Historical cost ($000s)	Cumulative revaluation gain (loss) ($000s)

Bitcoin (BTC)	17.82	$42,079	$58,309	$1,039	$750	$289
Ethereum (ETH)	145.99	3,425	4,647	679	500	179

				1,718	1,250	468

In January 2021, the Company purchased $750 of Bitcoin and in April 2021, the Company purchased $500 of Ethereum. During the year ended December 31, 2021, the Company recorded $468 of revaluation gain on digital assets through other comprehensive income. As at December 31, 2021, the carrying value of our digital assets held was $
1,718.